Debt - Additional information (Details) $ in Thousands							12 Months Ended
	Jun. 15, 2023 USD ($)	Aug. 09, 2022 USD ($)	Aug. 05, 2022 USD ($)	Aug. 05, 2022 USD ($) item	Aug. 05, 2022 USD ($) subsidiary	Aug. 05, 2022 USD ($)	Dec. 31, 2024 USD ($) item facility	Dec. 31, 2023	Dec. 31, 2022
Number of loan facilities | facility							3
Number of vessels with loans | item							19
Fair market Value Percentage							40.00%
Minimum [Member]
Debt Instrument, Basis Spread on Variable Rate							4.69%	4.50%	0.10%
Required Minimum Solvency Covenant							30.00%
Required minimum cash and cash equivalents							$ 18,750
Cash and Cash Equivalent Percentage							5.00%
Fair market Value Percentage							130.00%
Minimum Net Worth Required							$ 200,000
Nordea SEB Joint Bank Facility | Minimum [Member]
Cash and Cash Equivalent Percentage							60.00%
Nordea SEB Revolving Facility
Number of vessels previously financed under lease arrangments | item				6
Number of subsidiaries				12	12
Maximum borrowing capacity			$ 185,500	$ 185,500	$ 185,500	$ 185,500
Debt Instrument, Basis Spread on Variable Rate						2.25%
Debt Instrument, Description of Variable Rate Basis			SOFR plus 2.5%
Number of days to provide notice for draw down or repayment of debt			5 days
Revolving credit facility drawn down							$ 37,500
Revolving credit facility undrawn							104,400
ABN CACIB Joint Bank Facility
Debt Instrument, Description of Variable Rate Basis		SOFR plus 3.9%
Revolving credit facility drawn down			$ 108,000	$ 108,000	$ 108,000	$ 108,000
ABN AMRO Revolving Facility
Debt Instrument, Basis Spread on Variable Rate		3.90%
Revolving credit facility drawn down		$ 15,000					1,300
Revolving credit facility undrawn							13,700
ABN CACIB Revolving Bank Facility
Number of subsidiaries | subsidiary					7
Debt Instrument, Description of Variable Rate Basis			SOFR plus 2.5%
Percentage of outstanding balance converted into a revolving credit facility	50.00%
Percentage continuing as a term loan facility	50.00%
Revolving credit facility drawn down							0
Revolving credit facility undrawn							$ 78,300
Outstanding balance	$ 49,200